THE MAINSTAY GROUP OF FUNDS

MainStay Equity Index Fund

Supplement dated July 1, 2008 ("Supplement")
to the Prospectus dated February 28, 2008 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

1.	The section entitled “When the Fund Pays Dividends” on page 22 of the Prospectus is hereby deleted and replaced with the following:

The Fund declares and pays any dividends, to the extent income is available, at least once a year, typically in December. Dividends are normally paid on the last business day of the month after a dividend is declared.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated July 1, 2008 ("Supplement")
to the following Prospectuses dated February 28, 2008 ("Prospectuses")

MainStay Equity Funds
MainStay Retirement Funds
MainStay Growth Equity Fund/Large Cap Opportunity Fund

This Supplement updates certain information contained in the above-dated Prospectuses for The MainStay Funds, Eclipse Funds and Eclipse Funds Inc. You may obtain copies of the Prospectuses and the Statements of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

This Supplement supersedes the Supplement dated April 16, 2008.

1. The section entitled “Investment Minimums and Eligibility Requirements - Class A Shares” is hereby amended by adding the following:

•
Effective September 15, 2008, $15,000 minimum initial investment with no minimum subsequent purchase amount for investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through broker/dealers or other types of institutions may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the Funds. Please contact your investment advisor or the Funds by calling 800-MAINSTAY (624-6782) for more information.

Additionally, please note that if you qualify for this exception, you must also maintain the aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per Fund to avoid having your account automatically convert into Investor Class shares.

2. The section entitled “When the Funds Pay Dividends” is hereby deleted and replaced with the following:

The Funds declare and pay any dividends, to the extent income is available, at least once a year, typically in December. Dividends are normally paid on the last business day of the month after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Income and Blended Funds

Supplement dated July 1, 2008 ("Supplement")
to the Prospectus dated February 28, 2008 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

This Supplement supersedes the Supplement dated April 16, 2008.

1. The section entitled “Investment Minimums and Eligibility Requirements - Class A Shares” beginning on page 128 of the Prospectus is hereby amended by adding the following:

•
Effective September 15, 2008, $15,000 minimum initial investment with no minimum subsequent purchase amount for investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through broker/dealers or other types of institutions may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the Funds. Please contact your investment advisor or the Funds by calling 800-MAINSTAY (624-6782) for more information.

Additionally, please note that if you qualify for this exception, you must also maintain the aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per Fund to avoid having your account automatically convert into Investor Class shares.

2. The section entitled “When the Funds Pay Dividends” on page 141 of the Prospectus is hereby deleted and replaced with the following:

The Funds declare and pay any dividends, to the extent income is available, at least once a year, typically in December. Cash Reserves Fund, Floating Rate Fund, Money Market Fund, and Principal Preservation Fund each declare dividends on a daily basis and pay them monthly. Intermediate Term Bond Fund, Indexed Bond Fund, Institutional Bond Fund, Short-Term Bond Fund, Global High Income Fund, Government Fund, High Yield Corporate Bond Fund, Diversified Income Fund and Tax Free Bond Fund declare and pay dividends monthly. Balanced Fund, Income Manager Fund, Convertible Fund and Total Return Fund declare and pay dividends quarterly. Dividends are normally paid on the last business day of the month after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS
ECLIPSE FUNDS
ECLIPSE FUNDS, INC.

Supplement dated July 1, 2008 ("Supplement")
to the Statements of Additional Information dated February 28, 2008 ("SAIs")

This Supplement updates certain information contained in the above-dated SAIs for The MainStay Funds, Eclipse Funds and Eclipse Funds Inc. You may obtain copies of the Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

1. The first full paragraph on page 102 of The MainStay Funds’ SAI and the last paragraph on page 123 of the Eclipse Funds and Eclipse Funds Inc.’s SAI is hereby replaced with the following:

Shares of a Fund that are subject to a contingent deferred sales charge may be exchanged for the same class of shares of another MainStay Fund at the NAV next determined following receipt of a properly executed exchange request, without the payment of a contingent deferred sales charge; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund. For purposes of determining the length of time a shareholder owned shares prior to redemption or repurchase in order to determine the applicable contingent deferred sales charge, if any, shares will be deemed to have been held from the date of original purchase of the shares (except as described below) and the applicable contingent deferred sales charge will be assessed when the shares are redeemed. However, if shares of a Fund that are subject to a contingent deferred sales charge are exchanged into shares of a MainStay money market fund, the holding period for purposes of determining the contingent deferred sales charge (and conversion into Investor Class shares or Class A shares with respect to Class B shares) stops until the shares are exchanged back into shares of another MainStay Fund that are subject to a contingent deferred sales charge. This means that exchanging shares that are subject to a contingent deferred sales charge into shares of a MainStay money market fund extends the holding period for purposes of determining the contingent deferred sales charge (and conversion into Investor Class shares or Class A shares with respect to Class B shares) for the amount of time that you hold those shares of the MainStay money market fund.

If a shareholder exchanges shares of a MainStay Fund subject to a contingent deferred sales charge for shares of a MainStay money market fund and then redeems those shares, the contingent deferred sales charge will be assessed when the shares are redeemed even though the MainStay money market fund does not otherwise assess a contingent deferred sales charge on redemptions. Shares of a Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, may be subject to the contingent deferred sales charge when ultimately redeemed without purchasing shares of another MainStay Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.